Segment Information (Tables)	12 Months Ended
Jun. 30, 2015
Revenue and Assets by Geographical Area for Transportation Segment

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2015 and 2014:

2015
	Revenues	Property and Equipment (net)	Goodwill
United States	$480,936	$198,135	$99,484
Canada	70,925	33,161	35,455

Total	$551,861	$231,296	$134,939

2014
	Revenues	Property and Equipment (net)	Goodwill
United States	$409,683	$187,218	$99,484
Canada	74,633	44,134	39,674

Total	$484,316	$231,352	$139,158

Reportable Operating Segments

Reportable operating segments:

	2015	2014
Revenue
Transportation	$551,861	$484,316
Oil and gas	2,890	5,183

	$554,751	$489,499

Operating earnings (losses)
Transportation	$17,702	$14,290
Oil and gas	(540)	1,235

	17,162	15,525
Unallocated expenses	13,423	14,503
Tax expense (benefit)	84	(395)

Net Income	$3,655	$1,417

	2015	2014
Capital Expenditures
Transportation	$32,467	$36,271
Oil and gas	1,003	1,523

	$33,470	$37,794

Depreciation, depletion and amortization
Transportation	$49,969	$48,896
Oil and gas	1,162	1,121

	$51,131	$50,017

Total Assets
Transportation	$527,291	$534,522
Oil and gas	8,636	9,316

	$535,927	$543,838

Total Liabilities
Transportation	$334,333	$383,114
Oil and gas	1,787	1,684

	$336,120	$384,798